Condensed Consolidated Statement of Changes in Stockholder Deficit - USD ($)	Common Stock [Member]	Additional Paid-In-Capital [Member]	Deferred Compensation [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 85,069	$ 51,963,269		$ (55,933,862)	$ (3,885,524)
Balance, shares at Dec. 31, 2016	85,068,709
Common stock grants to independent directors	$ 793	149,207			150,000
Common stock grants to independent directors, shares	793,025
Common stock issuance to institutional investor	$ 568	59,432			60,000
Common stock issuance to institutional investor, shares	567,644
Restricted stock issuances	$ 34,108	4,044,327			4,078,435
Restricted stock issuances, shares	34,107,883
Restricted stock issuance to a broker for fees	$ 559	44,141			44,700
Restricted stock issuance to a broker for fees, shares	558,750
Stock option exercises - cashless	$ 645	(645)
Stock option exercises - cashless, shares	645,288				770,000
Warrant exercise	$ 733	39,267			$ 40,000
Warrant exercise, shares	733,217
Deferred compensation	$ 200	40,300	(10,125)		30,375
Deferred compensation, shares	200,000
Stock based compensation - options		61,771			61,771
Net loss				(1,985,234)	(1,985,234)
Balance at Dec. 31, 2017	$ 122,675	56,401,069	(10,125)	(57,919,096)	(1,405,477)
Balance, shares at Dec. 31, 2017	122,674,516
Common stock grants to independent directors	$ 469	112,031			112,500
Common stock grants to independent directors, shares	469,274
Stock option exercises - cashless	$ 157	(157)
Stock option exercises - cashless, shares	156,997
Deferred compensation			10,125		10,125
Deferred compensation, shares
Stock based compensation - options		140,062			140,062
Net loss				(2,147,985)	(2,147,985)
Balance at Jun. 30, 2018	$ 123,301	56,653,005		(60,067,081)	(3,290,775)
Balance, shares at Jun. 30, 2018	123,300,787
Balance at Dec. 31, 2017	$ 122,675	56,401,069	(10,125)	(57,919,096)	(1,405,477)
Balance, shares at Dec. 31, 2017	122,674,516
Common stock grants to independent directors	$ 1,345	286,155			287,500
Common stock grants to independent directors, shares	1,344,274
Stock option exercises - cashless	$ 157	(157)
Stock option exercises - cashless, shares	156,997				200,000
Deferred compensation			10,125		$ 10,125
Stock based compensation - options		330,146			330,146
Warrant Exchange Offering, net	$ 9,600	1,234,437			1,244,037
Warrant Exchange Offering, net, shares	9,600,286
Common stock grant to service providers	$ 112	22,388			22,500
Common stock grant to service providers, shares	112,500
Net loss				(4,024,222)	(4,024,222)
Balance at Dec. 31, 2018	$ 133,889	58,274,038		(61,943,318)	(3,535,391)
Balance, shares at Dec. 31, 2018	133,888,573
Balance at Mar. 31, 2018	$ 122,860	56,520,383		(58,966,959)	(2,323,716)
Balance, shares at Mar. 31, 2018	122,859,700
Common stock grants to independent directors	$ 284	62,216			62,500
Common stock grants to independent directors, shares	284,090
Stock option exercises - cashless	$ 157	(157)
Stock option exercises - cashless, shares	156,997
Deferred compensation
Deferred compensation, shares
Stock based compensation - options		70,563			70,563
Net loss				(1,100,122)	(1,100,122)
Balance at Jun. 30, 2018	$ 123,301	56,653,005		(60,067,081)	(3,290,775)
Balance, shares at Jun. 30, 2018	123,300,787
Balance at Dec. 31, 2018	$ 133,889	58,274,038		(61,943,318)	(3,535,391)
Balance, shares at Dec. 31, 2018	133,888,573
Common stock grants to independent directors	$ 1,044	173,956			175,000
Common stock grants to independent directors, shares	1,043,858
Restricted stock issuances	$ 1,633	243,367			245,000
Restricted stock issuances, shares	1,633,330
Stock based compensation - options		173,000			173,000
Common stock grant to service providers	$ 75	10,987			11,062
Common stock grant to service providers, shares	75,000
Issuance of warrants attached to a convertible note		33,300			33,300
Net loss				(2,217,114)	(2,217,114)
Balance at Jun. 30, 2019	$ 136,641	58,908,648		(64,160,432)	(5,115,143)
Balance, shares at Jun. 30, 2019	136,640,761
Balance at Mar. 31, 2019	$ 134,687	58,498,615		(61,943,318)	(3,310,016)
Balance, shares at Mar. 31, 2019	134,686,596
Common stock grants to independent directors	$ 583	86,917			87,500
Common stock grants to independent directors, shares	583,333
Restricted stock issuances	$ 1,333	198,667			200,000
Restricted stock issuances, shares	1,333,332
Stock based compensation - options		86,500			86,500
Common stock grant to service providers	$ 38	4,649			4,687
Common stock grant to service providers, shares	37,500
Issuance of warrants attached to a convertible note		33,300			33,300
Net loss				(2,217,114)	(1,081,694)
Balance at Jun. 30, 2019	$ 136,641	$ 58,908,648		$ (64,160,432)	$ (5,115,143)
Balance, shares at Jun. 30, 2019	136,640,761